INCOME TAXES - Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Income tax provision	$ 0	$ 0	$ 0	$ 0
Reconciliation of the statutory federal income tax rate to the effective tax rate
Federal income tax at statutory rates	21.00%		21.00%	21.00%
Change in valuation allowance			(21.00%)	(21.00%)
Effective income tax rate	0.00%	0.00%	0.00%	0.00%